CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Other operating revenues
Total operating revenues	¥ 4,527,084	¥ 4,383,397	¥ 4,461,203
Cost of services (exclusive of items shown separately below)
Cost of equipment sold (exclusive of items shown separately below)	881,471	853,062	785,209
Depreciation and amortization	625,934	659,787	718,694
Impairment loss	9,063	30,161
Selling, general and administrative
Total operating expenses	3,744,060	3,744,326	3,642,004
Operating income	783,024	639,071	819,199
Other income (expense):
Interest expense	(512)	(797)	(1,211)
Interest income	987	1,283	1,680
Other, net	(5,478)	4,326	13,381
Total other income (expense)	(5,003)	4,812	13,850
Income before income taxes and equity in net income (losses) of affiliates	778,021	643,883	833,049
Income taxes:
Current	267,249	218,552	319,683
Deferred	(55,530)	19,515	(11,704)
Total income taxes	211,719	238,067	307,979
Income before equity in net income (losses) of affiliates	566,302	405,816	525,070
Equity in net income (losses) of affiliates (including impairment charges of investments in affiliates)	(5,060)	(7,782)	(69,117)
Net income	561,242	398,034	455,953
Less: Net (income) loss attributable to noncontrolling interests	(12,864)	12,059	8,776
Net income attributable to NTT DOCOMO, INC.	¥ 548,378	¥ 410,093	¥ 464,729
Per share data:
Weighted average common shares outstanding-Basic and Diluted	3,880,823,341	4,038,191,678	4,146,760,100
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	¥ 141.30	¥ 101.55	¥ 112.07
Third parties
Telecommunications services
Telecommunications services	¥ 2,789,673	¥ 2,727,891	¥ 2,942,847
Equipment sales
Equipment sales	859,875	903,231	870,597
Other operating revenues
Other Operating revenue	806,491	682,967	582,938
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	933,027	876,285	808,790
Selling, general and administrative
Selling, general and administrative	806,626	835,882	876,903
Related parties
Telecommunications services
Telecommunications services	25,834	19,264	21,133
Equipment sales
Equipment sales	611	858	1,403
Other operating revenues
Other Operating revenue	44,600	49,186	42,285
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	315,526	283,229	250,829
Selling, general and administrative
Selling, general and administrative	¥ 172,413	¥ 205,920	¥ 201,579